CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Amortization of debt discount	$ 15,380	$ 14,931
Amortization of debt issuance costs	2,412	2,252
Total interest expense recognized	$ 17,792	$ 17,183	$ 1,966